Intangible Assets and Goodwill - Summary of Goodwill has been Allocated to Acquired Subsidiaries Level (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Allocation of goodwill recognized for impairment	$ 561,503	$ 601,151
Air Ticketing [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Allocation of goodwill recognized for impairment	223,552	241,127
Hotels and Packages [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Allocation of goodwill recognized for impairment	206,946	218,209
ibibo Group - redBus [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Allocation of goodwill recognized for impairment	127,292	132,641
Other Units Without Significant Goodwill [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Allocation of goodwill recognized for impairment	$ 3,713	$ 9,174